Shareholder Fees - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO	Dec. 30, 2023 USD ($)
FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO | Fidelity Total Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none